DBX ETF Trust | 1
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 98.1%
Basic Materials — 4.0%
Chemicals — 2.3%
Ashland, Inc.,144A,3.375%,
9/1/31
138,000 124,885
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
182,000 192,589
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
199,000 192,368
Celanese US Holdings LLC
6.665%, 7/15/27
452,000 465,552
6.85%, 11/15/28
294,000 304,142
Methanex Corp.
5.125%, 10/15/27
199,000 199,705
5.25%, 12/15/29
207,000 207,362
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
338,000 339,519
144A,8.50%, 11/15/28
125,000 131,093
144A,4.25%, 5/15/29
163,000 158,020
144A,7.00%, 12/1/31
124,000 131,805
Olin Corp.
5.625%, 8/1/29 (a)
200,000 200,740
5.00%, 2/1/30 (a)
159,000 156,403
SCIH Salt Holdings,
Inc.,144A,4.875%, 5/1/28
332,000 330,790
Solstice Advanced Materials,
Inc.,144A,5.625%, 9/30/33
299,000 300,866
WR Grace Holdings
LLC,144A,4.875%, 6/15/27
140,000 138,894
(Cost $3,571,034)
3,574,733
Iron/Steel — 0.1%
United States Steel
Corp.,6.875%, 3/1/29
(Cost $136,200)
135,000 136,565
Mining — 1.6%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29
152,000 148,976
144A,7.125%, 3/15/31
223,000 236,485
Alumina Pty Ltd.
144A,6.125%, 3/15/30
162,000 166,711
144A,6.375%, 9/15/32
152,000 158,375
Arsenal AIC Parent
LLC,144A,8.00%, 10/1/30
211,000 224,375
First Quantum Minerals
Ltd.,144A,9.375%, 3/1/29
407,000 430,689
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27
177,000 176,590
144A,5.875%, 4/15/30
115,000 118,882
144A,4.375%, 4/1/31
299,000 288,691
144A,6.125%, 4/15/32
257,000 268,493
Principal
Amount $ Value $
Hudbay Minerals,
Inc.,144A,6.125%, 4/1/29
174,000 176,396
Kaiser Aluminum
Corp.,144A,4.50%, 6/1/31
156,000 149,660
(Cost $2,511,697)
2,544,323
Communications — 8.3%
Advertising — 0.6%
Lamar Media Corp.
3.75%, 2/15/28
179,000 175,569
4.00%, 2/15/30
166,000 160,748
3.625%, 1/15/31
171,000 161,507
144A,5.375%, 11/1/33
120,000 120,281
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
192,000 191,864
144A,7.375%, 2/15/31
136,000 144,239
(Cost $966,586)
954,208
Internet — 1.7%
Arches Buyer, Inc.,144A,4.25%,
6/1/28
287,000 283,066
Gen Digital, Inc.
144A,6.75%, 9/30/27
266,000 271,708
144A,6.25%, 4/1/33
280,000 288,828
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
200,000 200,192
144A,3.50%, 3/1/29
236,000 226,104
Match Group Holdings II LLC
144A,5.00%, 12/15/27
128,000 127,907
144A,4.625%, 6/1/28
152,000 151,091
144A,4.125%, 8/1/30
152,000 144,083
144A,3.625%, 10/1/31
162,000 148,810
144A,6.125%, 9/15/33
207,000 210,082
Rakuten Group, Inc.,144A,11.25%,
2/15/27
534,000 572,622
(Cost $2,634,678)
2,624,493
Media — 3.2%
CCO Holdings LLC /
CCO Holdings Capital
Corp.,144A,5.125%, 5/1/27
989,000 988,223
Discovery Communications LLC
3.95%, 3/20/28
369,000 361,753
4.125%, 5/15/29
200,000 194,694
DISH Network
Corp.,144A,11.75%, 11/15/27
1,046,000 1,093,117
McGraw-Hill Education,
Inc.,144A,5.75%, 8/1/28
265,000 265,431
Nexstar Media,
Inc.,144A,5.625%, 7/15/27
506,000 506,779
Sirius XM Radio, Inc.
144A,5.00%, 8/1/27
453,000 453,450
144A,4.00%, 7/15/28
603,000 588,313

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
TEGNA, Inc.
4.625%, 3/15/28
315,000 312,376
5.00%, 9/15/29
325,000 322,230
(Cost $5,109,341)
5,086,366
Telecommunications — 2.8%
CommScope LLC
144A,8.25%, 3/1/27
259,000 260,127
144A,7.125%, 7/1/28
212,000 213,025
144A,4.75%, 9/1/29
310,000 310,239
CommScope Technologies
LLC,144A,5.00%, 3/15/27
205,000 204,879
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
327,000 327,707
144A,5.00%, 5/1/28
470,000 472,058
144A,6.75%, 5/1/29
294,000 297,012
5.875%, 11/1/29
233,000 236,643
144A,6.00%, 1/15/30
354,000 359,720
144A,8.75%, 5/15/30
321,000 335,900
144A,8.625%, 3/15/31
253,000 267,462
Iliad Holding SAS,144A,7.00%,
10/15/28
273,000 277,163
Lumen Technologies, Inc.
144A,4.125%, 4/15/30
275,000 274,024
144A,10.00%, 10/15/32
8,400 8,472
Millicom International Cellular
SA
144A,5.125%, 1/15/28
111,600 111,281
144A,6.25%, 3/25/29
190,800 191,539
Zegona Finance
PLC,144A,8.625%, 7/15/29
236,000 250,732
(Cost $4,384,385)
4,397,983
Consumer, Cyclical — 17.5%
Airlines — 0.4%
American Airlines, Inc.
144A,7.25%, 2/15/28
243,000 248,950
144A,8.50%, 5/15/29
302,000 315,671
(Cost $564,854)
564,621
Apparel — 0.2%
Levi Strauss & Co.,144A,3.50%,
3/1/31
149,000 139,088
VF Corp.,2.80%, 4/23/27
148,000 144,444
(Cost $281,764)
283,532
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
104,000 103,917
144A,5.875%, 6/1/29
172,000 174,956
144A,3.75%, 1/30/31
294,000 274,398
Nissan Motor Acceptance Co.
LLC
144A,5.30%, 9/13/27
114,000 113,980
144A,2.75%, 3/9/28
170,000 159,914
Principal
Amount $ Value $
144A,7.05%, 9/15/28
234,000 241,599
144A,5.625%, 9/29/28
224,000 223,604
Nissan Motor Co.
Ltd.,144A,4.345%, 9/17/27
752,000 737,383
(Cost $2,045,197)
2,029,751
Auto Parts & Equipment
— 1.2%
Adient Global Holdings
Ltd.,144A,7.00%, 4/15/28
132,000 135,760
Clarios Global LP / Clarios US
Finance Co.,144A,6.75%,
5/15/28
256,000 262,965
Dana, Inc.
5.375%, 11/15/27
124,000 124,343
5.625%, 6/15/28
114,000 114,137
4.25%, 9/1/30
114,000 112,383
Goodyear Tire & Rubber Co.
4.875%, 3/15/27
199,000 198,611
5.00%, 7/15/29
270,000 262,520
6.625%, 7/15/30
142,000 144,419
Qnity Electronics, Inc.
144A,5.75%, 8/15/32
315,000 323,685
144A,6.25%, 8/15/33
216,000 224,118
(Cost $1,894,318)
1,902,941
Distribution/Wholesale — 0.5%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
199,000 197,045
144A,3.875%, 11/15/29
134,000 128,763
RB Global Holdings, Inc.
144A,6.75%, 3/15/28
166,000 170,161
144A,7.75%, 3/15/31
237,000 248,694
(Cost $744,244)
744,663
Entertainment — 3.0%
Brightstar Lottery PLC
144A,6.25%, 1/15/27
233,000 235,589
144A,5.25%, 1/15/29
238,000 237,742
Caesars Entertainment,
Inc.,144A,7.00%, 2/15/30
600,000 621,515
Churchill Downs, Inc.
144A,5.50%, 4/1/27
197,000 197,485
144A,4.75%, 1/15/28
219,000 218,159
144A,5.75%, 4/1/30
351,000 353,955
144A,6.75%, 5/1/31
180,000 185,878
Light & Wonder International,
Inc.,144A,7.25%, 11/15/29
149,000 153,333
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
341,000 344,666
144A,4.75%, 10/15/27
295,000 294,742
144A,3.75%, 1/15/28
162,000 159,550
Rivers Enterprise Lender LLC
/ Rivers Enterprise Lender
Corp.,144A,6.25%, 10/15/30
181,000 183,867

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Six Flags Entertainment
Corp.,144A,5.50%, 4/15/27
160,000 158,052
Six Flags Entertainment Corp.
/ Canada's Wonderland Co.
/ Magnum Management
Corp.,5.375%, 4/15/27
152,000 150,855
Vail Resorts, Inc.
144A,5.625%, 7/15/30
147,000 149,249
144A,6.50%, 5/15/32
180,000 187,233
Warnermedia Holdings,
Inc.,4.054%, 3/15/29
406,000 394,156
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
220,000 221,250
144A,6.25%, 3/15/33
247,000 253,448
(Cost $4,686,025)
4,700,724
Food Service — 0.3%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
347,000 347,584
TKC Holdings, Inc.,144A,6.875%,
5/15/28
128,000 129,477
(Cost $474,507)
477,061
Home Builders — 0.7%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
119,000 112,760
Century Communities,
Inc.,144A,3.875%, 8/15/29
162,000 154,286
Mattamy Group Corp.
144A,5.25%, 12/15/27
162,000 162,052
144A,4.625%, 3/1/30
180,000 174,784
Taylor Morrison Communities,
Inc.
144A,5.75%, 1/15/28
128,000 130,851
144A,5.125%, 8/1/30
149,000 149,798
144A,5.75%, 11/15/32
158,000 162,953
(Cost $1,037,402)
1,047,484
Home Furnishings — 0.5%
Somnigroup International, Inc.
144A,4.00%, 4/15/29
227,000 221,326
144A,3.875%, 10/15/31
247,000 231,735
Whirlpool Corp.
4.75%, 2/26/29
209,000 207,854
6.125%, 6/15/30
189,000 191,039
(Cost $832,929)
851,954
Housewares — 0.2%
Central Garden & Pet
Co.,4.125%, 10/15/30
162,000 155,454
Scotts Miracle-Gro Co.,4.50%,
10/15/29 (a)
127,000 124,515
(Cost $273,215)
279,969
Principal
Amount $ Value $
Leisure Time — 2.1%
Carnival Corp.
144A,5.125%, 5/1/29
384,000 387,453
144A,5.75%, 3/15/30
295,000 303,376
144A,5.875%, 6/15/31
295,000 303,977
144A,5.75%, 8/1/32
914,000 938,096
144A,6.125%, 2/15/33
603,000 621,521
Life Time, Inc.,144A,6.00%,
11/15/31
152,000 155,403
Patrick Industries,
Inc.,144A,6.375%, 11/1/32
148,000 151,881
Viking Cruises Ltd.,144A,5.875%,
10/15/33
508,000 516,553
(Cost $3,333,867)
3,378,260
Lodging — 2.7%
Boyd Gaming Corp.
4.75%, 12/1/27
284,000 283,982
144A,4.75%, 6/15/31
276,000 269,116
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
156,000 156,543
144A,5.875%, 4/1/29
166,000 170,115
144A,3.75%, 5/1/29
237,000 230,107
4.875%, 1/15/30
305,000 305,891
144A,4.00%, 5/1/31
312,000 298,261
144A,3.625%, 2/15/32
461,000 428,826
144A,6.125%, 4/1/32
138,000 143,201
144A,5.875%, 3/15/33
299,000 308,537
144A,5.75%, 9/15/33
309,000 316,915
MGM Resorts International
5.50%, 4/15/27
202,000 203,539
4.75%, 10/15/28 (a)
223,000 221,975
6.125%, 9/15/29
266,000 272,088
Station Casinos LLC,144A,4.50%,
2/15/28
196,000 194,099
Travel + Leisure Co.,6.00%,
4/1/27
114,000 115,841
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
266,000 267,182
(Cost $4,195,517)
4,186,218
Retail — 4.4%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
440,000 435,177
144A,4.375%, 1/15/28
223,000 221,285
144A,3.50%, 2/15/29
213,000 205,912
144A,6.125%, 6/15/29
411,000 424,283
144A,5.625%, 9/15/29
142,000 144,878
144A,4.00%, 10/15/30
876,000 835,557
Asbury Automotive Group, Inc.
4.50%, 3/1/28
140,000 139,407
144A,4.625%, 11/15/29
227,000 222,863

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
4.75%, 3/1/30
151,000 148,373
Bath & Body Works, Inc.
5.25%, 2/1/28
136,000 136,510
7.50%, 6/15/29
144,000 147,033
FirstCash, Inc.
144A,4.625%, 9/1/28
152,000 150,622
144A,5.625%, 1/1/30
166,000 167,172
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
213,000 208,830
144A,6.375%, 1/15/30
162,000 166,724
LCM Investments Holdings II
LLC,144A,4.875%, 5/1/29
294,000 289,707
Lithia Motors, Inc.
144A,4.625%, 12/15/27
115,000 115,244
144A,3.875%, 6/1/29
242,000 233,365
144A,5.50%, 10/1/30
177,000 178,014
144A,4.375%, 1/15/31
162,000 155,604
Murphy Oil USA, Inc.
4.75%, 9/15/29
152,000 150,947
144A,3.75%, 2/15/31
152,000 142,716
QXO Building Products,
Inc.,144A,6.75%, 4/30/32
679,000 710,788
Yum! Brands, Inc.
144A,4.75%, 1/15/30
237,000 237,994
3.625%, 3/15/31
323,000 306,663
4.625%, 1/31/32
342,000 337,236
5.375%, 4/1/32
294,000 298,753
(Cost $6,915,553)
6,911,657
Consumer, Non-cyclical
— 20.6%
Agriculture — 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
171,000 171,228
144A,6.00%, 6/15/30
284,000 288,668
(Cost $459,442)
459,896
Beverages — 0.1%
Primo Water Holdings, Inc.
/ Triton Water Holdings,
Inc.,144A,4.375%, 4/30/29
(Cost $214,603)
222,000 215,537
Commercial Services — 6.0%
ADT Security (The)
Corp.,144A,4.125%, 8/1/29
284,000 276,664
Belron UK Finance
PLC,144A,5.75%, 10/15/29
349,000 355,157
Block, Inc.
144A,5.625%, 8/15/30
371,000 378,297
3.50%, 6/1/31
324,000 304,205
6.50%, 5/15/32
600,000 627,539
144A,6.00%, 8/15/33
288,000 296,213
Principal
Amount $ Value $
Boost Newco Borrower
LLC,144A,7.50%, 1/15/31
648,000 688,646
Brink's Co.
144A,4.625%, 10/15/27
170,000 169,611
144A,6.50%, 6/15/29
139,000 143,751
Clarivate Science Holdings
Corp.,144A,3.875%, 7/1/28
282,000 273,308
Garda World Security
Corp.,144A,7.75%, 2/15/28
124,000 127,220
Herc Holdings, Inc.
144A,5.50%, 7/15/27
381,000 381,224
144A,6.625%, 6/15/29
227,000 235,586
144A,7.00%, 6/15/30
494,000 518,963
Prime Security Services
Borrower LLC / Prime
Finance, Inc.,144A,3.375%,
8/31/27
314,000 306,911
Service Corp. International
4.625%, 12/15/27
156,000 155,841
5.125%, 6/1/29
233,000 234,194
3.375%, 8/15/30
251,000 235,448
4.00%, 5/15/31
237,000 226,480
5.75%, 10/15/32
247,000 252,351
Shift4 Payments LLC / Shift4
Payments Finance Sub,
Inc.,144A,6.75%, 8/15/32
489,000 509,043
United Rentals North America,
Inc.
5.50%, 5/15/27
149,000 149,105
3.875%, 11/15/27
233,000 230,732
4.875%, 1/15/28
474,000 474,385
5.25%, 1/15/30
233,000 236,286
4.00%, 7/15/30
228,000 220,443
3.875%, 2/15/31
334,000 319,574
3.75%, 1/15/32
233,000 219,116
144A,6.125%, 3/15/34
332,000 347,156
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
152,000 150,259
144A,6.625%, 6/15/29
152,000 156,939
144A,6.625%, 4/15/30
152,000 157,074
144A,7.375%, 10/1/31
128,000 133,425
(Cost $9,540,153)
9,491,146
Cosmetics/Personal Care
— 0.7%
Edgewell Personal Care
Co.,144A,5.50%, 6/1/28
233,000 232,884
Opal Bidco SAS,144A,6.50%,
3/31/32
322,000 332,202
Perrigo Finance Unlimited
Co.,4.90%, 6/15/30
221,000 213,740
Prestige Brands, Inc.
144A,5.125%, 1/15/28
124,000 124,346
144A,3.75%, 4/1/31
185,000 172,551
(Cost $1,081,443)
1,075,723

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Food — 3.5%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,4.625%, 1/15/27
403,000 403,146
144A,5.875%, 2/15/28
213,000 213,564
144A,6.50%, 2/15/28
263,000 268,023
144A,3.50%, 3/15/29
393,000 377,285
144A,4.875%, 2/15/30
309,000 307,082
144A,5.50%, 3/31/31
211,000 214,147
144A,6.25%, 3/15/33
180,000 186,627
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
152,000 152,231
144A,4.125%, 1/31/30
295,000 286,505
144A,4.375%, 1/31/32
204,000 195,455
Performance Food Group, Inc.
144A,5.50%, 10/15/27
301,000 301,299
144A,4.25%, 8/1/29
284,000 279,162
144A,6.125%, 9/15/32
318,000 327,553
Pilgrim's Pride Corp.
3.50%, 3/1/32
273,000 252,769
6.25%, 7/1/33
287,000 308,122
6.875%, 5/15/34
142,000 157,765
Post Holdings, Inc.,144A,6.25%,
2/15/32
304,000 314,280
US Foods, Inc.
144A,6.875%, 9/15/28
172,000 178,115
144A,4.75%, 2/15/29
266,000 265,051
144A,4.625%, 6/1/30
152,000 150,168
144A,7.25%, 1/15/32
152,000 160,338
144A,5.75%, 4/15/33
152,000 155,116
(Cost $5,429,116)
5,453,803
Healthcare-Products — 2.8%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
470,000 465,937
144A,3.875%, 11/1/29
237,000 226,426
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
418,000 436,287
Hologic, Inc.
144A,4.625%, 2/1/28
124,000 124,205
144A,3.25%, 2/15/29
280,000 276,947
Medline Borrower LP
144A,3.875%, 4/1/29
1,353,000 1,314,454
144A,5.25%, 10/1/29
730,000 732,362
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
468,000 484,647
Teleflex, Inc.
4.625%, 11/15/27
152,000 151,309
144A,4.25%, 6/1/28
151,000 149,074
(Cost $4,342,161)
4,361,648
Principal
Amount $ Value $
Healthcare-Services — 6.0%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
133,000 131,865
144A,5.00%, 4/15/29
145,000 140,999
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
152,000 150,544
144A,3.75%, 3/15/29
152,000 146,778
144A,4.00%, 3/15/31
152,000 143,926
CHS/Community Health
Systems, Inc.,144A,9.75%,
1/15/34
540,000 574,954
Concentra Health Services,
Inc.,144A,6.875%, 7/15/32
205,000 214,886
DaVita, Inc.
144A,4.625%, 6/1/30
831,000 806,712
144A,3.75%, 2/15/31
453,000 420,489
144A,6.75%, 7/15/33
294,000 305,748
Encompass Health Corp.
4.50%, 2/1/28
237,000 236,766
4.75%, 2/1/30
237,000 236,335
4.625%, 4/1/31
124,000 122,397
IQVIA, Inc.
144A,5.00%, 5/15/27
325,000 325,205
144A,6.50%, 5/15/30
181,000 188,448
144A,6.25%, 6/1/32
588,000 615,762
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
277,000 269,765
144A,3.875%, 11/15/30
185,000 171,077
144A,3.875%, 5/15/32
233,000 210,223
144A,6.25%, 1/15/33
213,000 213,646
Tenet Healthcare Corp.
5.125%, 11/1/27
426,000 426,376
4.625%, 6/15/28
256,000 256,316
6.125%, 10/1/28
528,000 530,709
4.25%, 6/1/29
418,000 410,079
4.375%, 1/15/30
452,000 443,242
6.125%, 6/15/30
568,000 581,286
6.75%, 5/15/31
403,000 420,193
144A,5.50%, 11/15/32
453,000 460,475
144A,6.00%, 11/15/33
226,000 233,505
(Cost $9,392,898)
9,388,706
Pharmaceuticals — 1.2%
Jazz Securities
DAC,144A,4.375%, 1/15/29
446,000 440,668
Organon & Co. / Organon
Foreign Debt Co.-Issuer
BV,144A,4.125%, 4/30/28
640,000 624,250
Teva Pharmaceutical Finance
Netherlands III BV
6.75%, 3/1/28
363,000 377,117
6.00%, 12/1/32
142,000 149,191

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Teva Pharmaceutical Finance
Netherlands IV BV,5.75%,
12/1/30
227,000 235,774
(Cost $1,825,612)
1,827,000
Energy — 9.0%
Oil & Gas — 4.5%
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,5.875%, 6/30/29
152,000 152,627
144A,6.625%, 10/15/32
180,000 184,257
Chord Energy Corp.
144A,6.00%, 10/1/30
224,000 226,007
144A,6.75%, 3/15/33
226,000 233,472
Civitas Resources,
Inc.,144A,8.375%, 7/1/28
403,000 416,135
CNX Resources Corp.
144A,6.00%, 1/15/29
151,000 151,670
144A,7.375%, 1/15/31
157,000 163,093
144A,7.25%, 3/1/32
180,000 187,850
Crescent Energy Finance
LLC,144A,9.25%, 2/15/28
142,000 147,388
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27
180,939 182,251
144A,REGS, 6.75%, 6/30/30
166,361 168,983
Matador Resources Co.
144A,6.875%, 4/15/28
162,000 166,053
144A,6.50%, 4/15/32
266,000 270,340
144A,6.25%, 4/15/33
233,000 233,269
Murphy Oil Corp.,6.00%, 10/1/32
(a)
180,000 178,604
Permian Resources Operating
LLC
144A,5.875%, 7/1/29
214,000 214,852
144A,7.00%, 1/15/32
294,000 306,385
144A,6.25%, 2/1/33
304,000 311,794
Range Resources Corp.
8.25%, 1/15/29
185,000 188,832
144A,4.75%, 2/15/30
148,000 146,134
SM Energy Co.
6.625%, 1/15/27
118,000 118,477
6.50%, 7/15/28
114,000 115,387
144A,6.75%, 8/1/29
233,000 232,889
Sunoco LP
144A,7.00%, 5/1/29
213,000 221,880
144A,4.50%, 10/1/29
227,000 221,741
144A,4.625%, 5/1/30
236,000 230,218
144A,5.625%, 3/15/31
295,000 296,863
144A,6.25%, 7/1/33
284,000 291,899
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
170,000 170,374
144A,7.00%, 9/15/28
192,000 198,449
Principal
Amount $ Value $
4.50%, 5/15/29
227,000 222,659
4.50%, 4/30/30
277,000 269,928
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
209,000 205,579
(Cost $6,951,002)
7,026,339
Oil & Gas Services — 0.2%
Kodiak Gas Services
LLC,144A,7.25%, 2/15/29
(Cost $229,274)
221,000 230,586
Pipelines — 4.3%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 1/15/28
195,000 195,365
144A,5.375%, 6/15/29
223,000 223,904
Buckeye Partners LP
3.95%, 12/1/26
190,000 188,921
4.125%, 12/1/27
134,000 132,627
144A,4.50%, 3/1/28
158,000 157,270
144A,6.875%, 7/1/29
179,000 186,580
144A,6.75%, 2/1/30
142,000 148,820
Genesis Energy LP / Genesis
Energy Finance Corp.,7.75%,
2/1/28
218,000 219,622
Hess Midstream Operations LP
144A,5.875%, 3/1/28
241,000 245,216
144A,5.125%, 6/15/28
166,000 166,148
144A,6.50%, 6/1/29
180,000 186,384
144A,4.25%, 2/15/30
223,000 217,849
144A,5.50%, 10/15/30
134,000 135,485
Howard Midstream Energy
Partners LLC
144A,7.375%, 7/15/32
180,000 190,132
144A,6.625%, 1/15/34
226,000 231,838
NuStar Logistics LP
5.625%, 4/28/27
156,000 158,039
6.375%, 10/1/30
180,000 188,703
Rockies Express Pipeline
LLC,144A,4.95%, 7/15/29
164,000 164,171
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
377,000 354,764
144A,6.25%, 1/15/30
314,000 317,266
144A,4.125%, 8/15/31
385,000 353,010
144A,3.875%, 11/1/33
375,000 328,620
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
669,000 685,704
144A,9.50%, 2/1/29
887,000 936,043
144A,7.00%, 1/15/30 (a)
461,000 452,582
(Cost $6,900,798)
6,765,063

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Financial — 14.0%
Banks — 0.1%
Banco Votorantim
SA,144A,5.875%, 4/8/28
(Cost $188,410)
186,000 188,930
Diversified Financial Services
— 5.7%
AG Issuer LLC,144A,6.25%,
3/1/28
148,000 148,605
Ally Financial, Inc.,6.70%,
2/14/33
152,000 159,233
Coinbase Global, Inc.
144A,3.375%, 10/1/28
308,000 291,518
144A,3.625%, 10/1/31
229,000 203,793
GGAM Finance Ltd.
144A,8.00%, 2/15/27
209,000 214,150
144A,8.00%, 6/15/28
180,000 190,833
144A,6.875%, 4/15/29
126,000 131,056
144A,5.875%, 3/15/30
114,000 115,565
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
170,000 167,468
144A,7.125%, 4/30/31
418,000 440,669
144A,6.125%, 11/1/32
504,000 513,146
144A,6.75%, 5/1/33
598,000 625,929
Navient Corp.
5.00%, 3/15/27
229,000 228,982
4.875%, 3/15/28
142,000 140,320
OneMain Finance Corp.
3.50%, 1/15/27
223,000 220,272
6.625%, 1/15/28
223,000 228,899
3.875%, 9/15/28
190,000 184,537
6.625%, 5/15/29
276,000 285,941
5.375%, 11/15/29
235,000 234,826
6.125%, 5/15/30
210,000 213,547
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
200,000 195,639
144A,7.875%, 12/15/29
222,000 236,979
144A,7.125%, 11/15/30
194,000 203,779
Rocket Cos., Inc.
144A,6.50%, 8/1/29
231,000 239,903
144A,6.125%, 8/1/30
593,000 616,033
144A,7.125%, 2/1/32
316,000 332,610
144A,6.375%, 8/1/33
588,000 616,470
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,3.625%, 3/1/29
233,000 225,230
144A,3.875%, 3/1/31
375,000 354,989
144A,4.00%, 10/15/33
256,000 237,373
SLM Corp.,6.50%, 1/31/30
152,000 158,559
Principal
Amount $ Value $
StoneX Group, Inc.,144A,7.875%,
3/1/31
166,000 175,960
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27
158,000 158,491
144A,5.50%, 4/15/29
204,000 202,075
(Cost $8,804,342)
8,893,379
Insurance — 3.0%
Acrisure LLC / Acrisure Finance,
Inc.,144A,4.25%, 2/15/29
209,000 203,179
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,4.25%, 10/15/27
223,000 220,124
144A,6.75%, 10/15/27
396,000 397,616
144A,6.75%, 4/15/28
355,000 361,767
144A,7.00%, 1/15/31
442,000 459,647
144A,6.50%, 10/1/31
309,000 318,259
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
226,000 232,386
HUB International Ltd.
144A,5.625%, 12/1/29
186,000 186,771
144A,7.25%, 6/15/30
960,000 1,006,704
144A,7.375%, 1/31/32
575,000 598,649
Jones Deslauriers
Insurance Management,
Inc.,144A,8.50%, 3/15/30
234,000 245,118
Ryan Specialty LLC
144A,4.375%, 2/1/30
139,000 136,343
144A,5.875%, 8/1/32
341,000 348,857
(Cost $4,682,663)
4,715,420
Real Estate — 0.6%
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28
185,000 187,180
144A,8.875%, 9/1/31
127,000 136,272
Howard Hughes Corp.
144A,5.375%, 8/1/28
223,000 223,608
144A,4.125%, 2/1/29
200,000 194,322
144A,4.375%, 2/1/31
195,000 186,469
(Cost $932,488)
927,851
Real Estate Investment Trusts
— 4.6%
Brandywine Operating
Partnership LP,3.95%, 11/15/27
135,000 133,448
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco
LL,144A,4.50%, 4/1/27
161,000 158,802
Iron Mountain, Inc.
144A,4.875%, 9/15/27
304,000 303,155
144A,5.25%, 3/15/28
244,000 243,756
144A,5.00%, 7/15/28
162,000 161,315
144A,7.00%, 2/15/29
294,000 302,227

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,4.875%, 9/15/29
324,000 320,370
144A,5.25%, 7/15/30
379,000 376,008
144A,4.50%, 2/15/31
337,000 322,838
144A,5.625%, 7/15/32
177,000 176,149
144A,6.25%, 1/15/33
361,000 369,414
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
170,000 168,512
144A,4.75%, 6/15/29
200,000 197,307
5.50%, 8/1/30
152,000 155,539
144A,7.00%, 7/15/31
152,000 161,254
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
211,000 211,376
144A,4.875%, 5/15/29
233,000 226,371
144A,7.00%, 2/1/30
166,000 169,791
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
124,000 127,136
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
229,000 228,653
144A,7.25%, 7/15/28
111,000 114,603
144A,4.50%, 2/15/29
170,000 167,838
RLJ Lodging Trust
LP,144A,4.00%, 9/15/29
152,000 143,778
SBA Communications Corp.
3.875%, 2/15/27
445,000 443,251
3.125%, 2/1/29
446,000 426,685
Service Properties Trust,4.95%,
2/15/27
120,000 119,834
Starwood Property Trust, Inc.
144A,4.375%, 1/15/27
144,000 143,186
144A,5.25%, 10/15/28
149,000 150,127
144A,7.25%, 4/1/29
177,000 187,804
144A,6.00%, 4/15/30
121,000 124,692
144A,6.50%, 7/1/30
162,000 169,663
144A,6.50%, 10/15/30
142,000 148,378
144A,5.75%, 1/15/31
164,000 166,886
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC,144A,4.75%, 4/15/28
162,000 159,833
(Cost $7,143,865)
7,179,979
Industrial — 16.4%
Aerospace/Defense — 4.5%
ATI, Inc.,7.25%, 8/15/30
128,000 135,642
Bombardier, Inc.
144A,6.00%, 2/15/28
213,000 213,812
144A,7.50%, 2/1/29
221,000 230,817
144A,8.75%, 11/15/30
223,000 241,028
144A,7.25%, 7/1/31 (a)
213,000 227,148
Principal
Amount $ Value $
144A,7.00%, 6/1/32 (a)
250,000 263,720
144A,6.75%, 6/15/33
221,000 233,341
Spirit AeroSystems, Inc.
4.60%, 6/15/28
199,000 200,194
144A,9.375%, 11/30/29
302,000 317,529
144A,9.75%, 11/15/30
351,000 384,999
TransDigm, Inc.
144A,6.75%, 8/15/28
602,000 615,061
4.625%, 1/15/29
349,000 344,986
144A,6.375%, 3/1/29
760,000 783,725
4.875%, 5/1/29
199,000 197,931
144A,6.875%, 12/15/30
395,000 412,089
144A,7.125%, 12/1/31
275,000 288,652
144A,6.625%, 3/1/32
615,000 639,983
144A,6.00%, 1/15/33
408,000 417,522
144A,6.375%, 5/31/33
733,000 753,155
144A,6.25%, 1/31/34
139,000 144,218
(Cost $6,960,422)
7,045,552
Building Materials — 2.9%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
166,000 165,446
144A,4.25%, 2/1/32
389,000 370,047
144A,6.375%, 6/15/32
219,000 228,269
James Hardie International
Finance DAC,144A,5.00%,
1/15/28
139,000 139,035
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32
211,000 215,680
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32
1,207,000 1,254,338
144A,6.75%, 3/1/33
436,000 454,359
Standard Building Solutions, Inc.
144A,6.50%, 8/15/32
309,000 319,036
144A,6.25%, 8/1/33
321,000 329,470
Standard Industries, Inc.
144A,4.75%, 1/15/28
304,000 303,410
144A,4.375%, 7/15/30
472,000 458,056
144A,3.375%, 1/15/31
344,000 315,906
(Cost $4,488,635)
4,553,052
Electrical Components &
Equipment — 0.8%
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
376,000 381,938
144A,6.375%, 3/15/29
316,000 326,879
144A,6.625%, 3/15/32
241,000 253,084
144A,6.375%, 3/15/33
241,000 252,846
(Cost $1,216,823)
1,214,747
Electronics — 0.9%
Imola Merger Corp.,144A,4.75%,
5/15/29
588,000 581,298

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Sensata Technologies BV
144A,4.00%, 4/15/29
194,000 189,623
144A,5.875%, 9/1/30
152,000 154,236
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
136,000 132,933
144A,3.75%, 2/15/31
223,000 208,842
144A,6.625%, 7/15/32
152,000 159,054
(Cost $1,431,750)
1,425,986
Engineering & Construction
— 0.8%
AECOM,144A,6.00%, 8/1/33
364,000 374,452
Arcosa, Inc.
144A,4.375%, 4/15/29
124,000 121,628
144A,6.875%, 8/15/32
177,000 186,128
Fluor Corp.,4.25%, 9/15/28
149,000 148,718
TopBuild Corp.
144A,3.625%, 3/15/29
118,000 113,946
144A,4.125%, 2/15/32
148,000 141,245
144A,5.625%, 1/31/34
234,000 237,371
(Cost $1,305,440)
1,323,488
Environmental Control — 1.1%
Clean Harbors, Inc.
144A,6.375%, 2/1/31
152,000 156,345
144A,5.75%, 10/15/33
223,000 228,092
GFL Environmental, Inc.
144A,4.00%, 8/1/28
223,000 218,818
144A,4.75%, 6/15/29
228,000 227,932
144A,4.375%, 8/15/29
166,000 163,909
144A,6.75%, 1/15/31
309,000 324,782
Madison IAQ LLC,144A,4.125%,
6/30/28
207,000 203,371
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
152,000 159,841
(Cost $1,662,286)
1,683,090
Machinery-Construction &
Mining — 0.3%
BWX Technologies, Inc.
144A,4.125%, 6/30/28
121,000 119,016
144A,4.125%, 4/15/29
121,000 118,845
Terex Corp.,144A,5.00%, 5/15/29
170,000 169,036
(Cost $402,940)
406,897
Machinery-Diversified — 0.3%
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
(Cost $450,541)
453,000 455,317
Miscellaneous Manufacturing
— 1.4%
Avient Corp.
144A,7.125%, 8/1/30
233,000 240,761
144A,6.25%, 11/1/31
195,000 199,189
Principal
Amount $ Value $
Axon Enterprise, Inc.
144A,6.125%, 3/15/30
304,000 314,114
144A,6.25%, 3/15/33
223,000 232,083
Entegris, Inc.
144A,4.375%, 4/15/28
121,000 120,155
144A,4.75%, 4/15/29
478,000 477,529
144A,3.625%, 5/1/29
134,000 127,986
144A,5.95%, 6/15/30
254,000 260,282
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
180,000 187,549
(Cost $2,132,631)
2,159,648
Packaging & Containers
— 2.5%
Ardagh Group SA,144A,9.50%,
12/1/30
470,000 507,040
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
170,000 170,000
144A,3.25%, 9/1/28
200,000 192,704
Ball Corp.
6.00%, 6/15/29
304,000 313,259
2.875%, 8/15/30
394,000 363,625
3.125%, 9/15/31
251,000 230,612
5.50%, 9/15/33
226,000 230,415
Crown Americas LLC
5.25%, 4/1/30
152,000 155,320
144A,5.875%, 6/1/33
204,000 209,025
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
138,000 133,415
144A,3.75%, 2/1/30
124,000 117,536
144A,6.375%, 7/15/32 (a)
152,000 154,759
Owens-Brockway Glass
Container, Inc.,144A,6.625%,
5/13/27
194,000 194,542
Sealed Air Corp.
144A,4.00%, 12/1/27
121,000 120,829
144A,6.125%, 2/1/28
240,000 244,227
144A,5.00%, 4/15/29
141,000 142,091
144A,7.25%, 2/15/31
141,000 147,011
144A,6.50%, 7/15/32
114,000 118,093
Silgan Holdings, Inc.,4.125%,
2/1/28
168,000 166,355
(Cost $3,944,151)
3,910,858
Transportation — 0.2%
XPO, Inc.
144A,7.125%, 6/1/31
130,000 136,216
144A,7.125%, 2/1/32
176,000 186,106
(Cost $320,798)
322,322
Trucking & Leasing — 0.7%
FTAI Aviation Investors LLC
144A,5.50%, 5/1/28
294,000 295,681

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,7.875%, 12/1/30
152,000 162,046
144A,7.00%, 5/1/31
229,000 240,416
144A,7.00%, 6/15/32
237,000 249,174
144A,5.875%, 4/15/33
142,000 143,900
(Cost $1,072,725)
1,091,217
Technology — 4.4%
Computers — 1.2%
CACI International,
Inc.,144A,6.375%, 6/15/33
294,000 306,864
NCR Atleos Corp.,144A,9.50%,
4/1/29
393,000 425,082
NCR Voyix Corp.
144A,5.00%, 10/1/28
194,000 192,762
144A,5.125%, 4/15/29
139,000 137,846
Seagate Data Storage
Technology Pte Ltd.
144A,4.091%, 6/1/29
132,000 129,280
144A,8.25%, 12/15/29
147,000 156,316
144A,5.875%, 7/15/30
124,000 127,992
144A,8.50%, 7/15/31
154,000 164,201
144A,9.625%, 12/1/32
217,094 247,114
(Cost $1,881,283)
1,887,457
Semiconductors — 0.4%
Kioxia Holdings
Corp.,144A,6.25%, 7/24/30
329,000 338,845
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
229,000 223,466
(Cost $570,756)
562,311
Software — 2.8%
Cloud Software Group,
Inc.,144A,8.25%, 6/30/32
551,000 581,420
Fair Isaac Corp.
144A,4.00%, 6/15/28
272,000 268,387
144A,6.00%, 5/15/33
446,000 459,536
Open Text Corp.
144A,3.875%, 2/15/28
256,000 249,913
144A,3.875%, 12/1/29
271,000 257,280
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
272,000 259,592
144A,4.125%, 12/1/31
194,000 180,590
ROBLOX Corp.,144A,3.875%,
5/1/30
295,000 282,288
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
588,000 588,449
144A,6.50%, 6/1/32
223,000 232,309
Twilio, Inc.
3.625%, 3/15/29
152,000 147,256
3.875%, 3/15/31
152,000 145,755
UKG, Inc.,144A,6.875%, 2/1/31
750,000 774,892
(Cost $4,419,699)
4,427,667
Principal
Amount $ Value $
Utilities — 3.9%
Electric — 3.9%
Calpine Corp.
144A,4.50%, 2/15/28
369,000 368,487
144A,5.125%, 3/15/28
398,000 400,245
144A,4.625%, 2/1/29
225,000 223,486
144A,5.00%, 2/1/31
251,000 251,703
144A,3.75%, 3/1/31
276,000 266,495
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
256,000 256,099
144A,3.75%, 2/15/31
283,000 263,874
NRG Energy, Inc.
5.75%, 1/15/28
293,000 293,996
144A,3.375%, 2/15/29
152,000 145,720
144A,5.25%, 6/15/29
208,000 209,007
144A,5.75%, 7/15/29
227,000 229,267
144A,3.625%, 2/15/31
312,000 292,275
PG&E Corp.,5.00%, 7/1/28
295,000 293,033
Pike Corp.,144A,5.50%, 9/1/28
231,000 230,567
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
374,000 396,726
TransAlta Corp.,7.75%, 11/15/29
114,000 119,200
Vistra Operations Co. LLC
144A,5.625%, 2/15/27
384,000 384,704
144A,5.00%, 7/31/27
379,000 380,450
144A,4.375%, 5/1/29
375,000 370,472
144A,7.75%, 10/15/31
437,000 464,450
144A,6.875%, 4/15/32
314,000 330,447
(Cost $6,136,397)
6,170,703
TOTAL CORPORATE BONDS
(Cost $153,108,860)
153,518,824
Number
of Shares
SECURITIES LENDING
COLLATERAL — 0.8%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.91%
(b)(c)
(Cost $1,337,912)
1,337,912 1,337,912
CASH EQUIVALENTS — 0.5%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $713,285)
713,285 713,285

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
HiddenRow
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
Number
of Shares Value $
TOTAL INVESTMENTS — 99.4%
(Cost $155,160,057)
155,570,021
Other assets and liabilities,
net — 0.6%
966,841
NET ASSETS — 100.0%
156,536,862
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (b)(c)
721,426 616,486 (d) — — — 1,264 — 1,337,912 1,337,912
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
3,249,259 5,724,488 (8,260,462) — — 24,998 — 713,285 713,285
3,970,685 6,340,974 (8,260,462) — — 26,262 — 2,051,197 2,051,197
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $1,311,212, which is 0.8% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 153,518,824 $ — $ 153,518,824
Short-Term Investments (a)
2,051,197 — — 2,051,197
TOTAL
$ 2,051,197 $ 153,518,824 $ — $ 155,570,021
(a)
See Schedule of Investments for additional detailed categorizations.

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HYDW-PH1